ASSETS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2024
ASSETS HELD FOR SALE [Abstract]
Disclosure of major items of assets and liabilities reclassified as held for sale
The following is a summary of the major items of assets and liabilities classified as held for sale:

(MILLIONS)	June 30, 2024
Assets
Cash and cash equivalents	$4
Trade receivables and other current assets	5
Property, plant and equipment	144
Other long-term assets	2
Assets held for sale	$155
Liabilities
Current liabilities	$3
Non-recourse borrowings	40
Other long-term liabilities	1
Liabilities directly associated with assets held for sale	$44